Right of use assets & lease liabilities - Lease liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Right of use assets & lease liabilities
Current lease liability	€ 39.4	€ 43.2	€ 56.9
Non-current lease liability	125.2	163.1	81.4
Total lease liabilities at end of year	€ 164.6	€ 206.3	€ 138.3	€ 183.1